LOSS PER SHARE	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

10 LOSS PER SHARE

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Loss for the period
Loss for the period for the purpose of basic loss per share	(5,805,766)	(1,161,471)
Effect of dilutive potential ordinary shares:
Fair value change of Preferred Shares	N/A	(3,539,648)
Loss for the year for the purpose of diluted loss per share	(5,805,766)	(4,701,119)
Number of shares*
Weighted average number of ordinary shares for the purpose of basic loss per share	191,456,817	101,946,491
Effect of dilutive potential ordinary shares:
Preferred Shares	N/A	20,362,024
Weighted average number of ordinary shares for the purpose of diluted loss per share	191,456,817	122,308,515

*	The number of shares used in the calculation of basic and diluted loss per share for the six months ended September 30, 2024 have been restated to incorporate the impact of the Stock Bonus in September 2025.

Due to the losses during the six months ended September 30, 2025 and 2024, certain anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded instruments, which are determined as anti-dilutive, include:

●	Share option awards of 6,905,608 at September 30, 2025 (2024: 665,646 (pre-Stock Bonus)), see note 23;
●	Notes with aggregate face values of $4,350,000 at September 30, 2024; and
●	Private Warrants and IPO Warrants at September 30, 2025 and 2024, see note 18.2.